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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-07471


          -----------------------------------------------------------




Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)




607 West Avenue
Jenkintown, PA  19046
(Address of principal executive offices)




Mark Mulholland
607 West Avenue
Jenkintown, PA  19046
(Name and address of agent for service)




Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1.  Reports to Stockholders.





MATTHEW 25 FUND, INC


ANNUAL REPORT

December 31, 2004









Matthew 25 Fund, Inc.
607 West Avenue
Jenkintown, PA  19046
1-888-M25-FUND

Fund Symbol: MXXVX
Website: www.matthew25fund.com







This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.



Dear Matthew 25 Fund Shareholders,

        Our Fund was up 20.05% for the year of 2004. From its inception on 10/16/95 through 12/31/04 our Fund has gained 289.46%. This is a compounded annual growth rate of 15.89%.

        During this same period (9 years and 76 days) an investment in the Vanguard Index Trust 500 (VFINX) has gained 139.88%. This is a compounded annual growth rate of 9.96%. Even though the comparative returns varied every year, our Matthew 25 Fund has returned on average 5.93% per year better than
this index fund.   I chose to compare our Fund to Vanguard's index fund
primarily because by being the largest index mutual fund it is by default one of the most popular ways to invest in the "market." My secondary reason for making this comparison is that VFINX is not only the grandfather of index funds, it is also the progeny of The Efficient Market Hypothesis. In case you are not sure what is meant by this hypothesis the following is a definition of this theory from Investopedia.com (Investopedia Inc.):

  ...The Efficient Market Hypothesis (EMH) is an idea partly developed in the 1960's by Eugene Fama. It states that it is impossible to beat the market because prices already incorporate and reflect all relevant information... Supporters of this model believe it is pointless to search for undervalued stocks or try to predict trends in the market through any technique (fundamental or technical analysis).

This theory is surprisingly very popular with academics as well as many investors.

        My belief is that this theory is really just a misinterpretation of the Bell Curve. Proponents of the Efficient Market Hypothesis (EMH) observe that most investors cluster around average in their investment performance, and most perform below the market when you include costs. This is what is supposed to occur within one standard deviation of the mean in a normal distribution of the Bell Curve. This performance premise makes sense; however, it is the conclusion that is illogical. Supporters of EMH argue that it is either too difficult or outright impossible to be noticeably above average and they conclude that you should stop trying. In other words accept the market's average, and just index. By the way, the defenders of EMH don't point out that 100% of index funds will under perform the corresponding index, when you include costs. The irony is that even as a greater number of investors exclusively index, it will not eliminate a normal distribution investors' performances. It just narrows the curve that represents the roughly two thirds that will fall within one standard deviation above and below the mean. But there will still be those investors who will be two standard deviations above the mean or in the 84th to 98th percentile as well as those above the 98th percentile or three standard deviations from the mean. In other words, it may not be easy, but as is true in most human activities, there will always be those few who will perform above average. But you can never be in that upper 16% unless you try.

        Now that I have rejected the hypothesis (H) part of EMH, please allow me to repudiate the first two letters as well. That is the efficient market
(EM) part of EMH. One famous investor who has performed a few standard deviations above average for many years has said:

"I'd be a bum in the street with a tin cup if the markets were efficient."
   - Warren Buffett

If Mr. Buffett's testimony doesn't convince you, then look at the following price changes for the S&P 500 along with our country's Gross Domestic Product
(GDP) changes for the past 10 years:

		YEAR			S&P 500		GDP
		1995			+34.11%		+4.6%
		1996			+20.26%		+5.7%
		1997			+31.01%		+6.2%
		1998			+26.67%		+5.3%
		1999			+19.53%		+6.0%
		2000			-10.14%		+5.9%
		2001			-13.04%		+3.2%
		2002			-23.07%		+3.5%
		2003			+26.38%		+4.9%
                2004                   +  8.99%         +6.6%
	Average annual
        compounded change               + 7.68%         +5.2

Our economy as measured by GDP varies every year as it computes economic change and inflation, however it does correlate very well to the value change of our public companies. Starting with the market's bottom in 1932 and ending in 2003, the average annual growth rates for the S&P 500 and the U.S. GDP have been 7.20% and 7.65% respectively. As you can see in the above 10 year example, the stock market's value and the economy's size are heading in the same direction, but the stocks get there after many more price swings and with greater volatility. We could actually say that the market moves inefficiently to its destination, and I believe most long-term investors know this from practical experience.

        So how does all this affect our Matthew 25 Fund? I manage our Fund by looking at many stocks every year and try to find a few very good, long-term ideas. This means for each investment decision, I try to identify how much the reward potential surpasses the risk potential over a period of at least three years. Someone may look at our portfolio and not readily discern a pattern, but it should make sense if you understand how I view companies. Most importantly, I grade stocks on four categories and each category has its risks and rewards. The four grading points are the quality of the company's business, management, financial shape and stock price. As you now know, I do believe in the Bell Curve of investment performance and that you can invest above average by buying and owning stocks of either above average companies that are selling for at least average prices or by buying stocks of average companies at below average prices. Also because of the "Inefficient Market", I suspect volatile markets and price swings will occur almost unpredictably, and I try to take advantage of the accompanying price changes by focusing on the businesses and then reacting to the stock prices.

        Now I'd like to relate this to our holdings. The Schedule of Investments in Securities, within the financial statements, will show you the stocks that we own through our Fund. It also shows the value of each stock and the profit or loss of this ownership from purchase date until year-end 2004.
In the table below I have added the stock's percentage price change for the year or if new to our portfolio the price change from the initial purchase. This is followed by a grade for the four categories. The grades are the same as in academia, with an "A" for outstanding, a "B" for very good, a "C" for average, a "D" for poor, and an "F" for failure. I will even throw in a "+" or "-" to complicate matters. Ideally, I am looking for all four grades above average but I'll make concessions for one or more exceptional grades. The performance and grades are as follows:

Security          Price Change    Business    Management    Financial     Price

AC Moore Arts
& Crafts Inc            + 50%         B            A             A          B

Advanta Inc             + 75%         C            A             D          B+

Farmer Mac              - 27%         A            B+            B          A+

Alexander
& Baldwin               + 26%         B            C             B          C

Ameritrade              + 1%          B            B+            B          A

Black
& Decker                + 79%         B+           A             B          B

Boykin
Lodging Co.               0%          B+           B+            C          A


Security          Price Change    Business      Management    Financial   Price

Berkshire
Hathaway                + 4%          A            A+            A          B

El Paso
Corp.                   + 27%         B            B             D          B

First Data              + 4%          A            B             A          B

Krispy Kreme            - 27%         B            -             B          C

MBIA Inc.               + 7%          A            A             A          A+

Pacific Gas
& Electric Preferred    + 8%          C            B             C          D

Pfizer                  + 14%         A            A             A+         A

Polaris Ind.            + 54%         A            A             A          C

Willow Grove
Bancorp Inc.            + 7%          B            B             B          D


        Hopefully, this letter gives you more insight into our Fund's portfolio and my thoughts about the market. In order to fit a large subject into a few pages I did edit out some material; so if you have any questions please call or
write.  Our address and phone number are on the cover.   As always, thank you
for allowing us to work for you.

                                                            Gratefully yours,


                                                            Mark Mulholland
                                                            President



Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and that actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.


MATTHEW 25 FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from its inception, October 16, 1995 to years ending 1995 through 2004. These changes are then compared to a $10,000 investment in the Value Line Index, which is an index comprised of 1,665 stocks, for the same period. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



(GRAPHIC OMITTED)



Date:                Value Line Index          Matthew 25 Fund

Inception
10/16/95             $10,000                   $10,000

Year ended
12/31/95              10,287                    10,320

Year ended
12/31/96              12,322                    12,248

Year ended
12/31/97              15,827                    17,104

Year ended
12/31/98              16,748                    21,539

Year ended
12/31/99              18,517                    21,772

Year ended
12/31/00              20,304                    22,560

Year ended
12/31/01              22,513                    24,972

Year ended
12/31/02              18,661                    24,554

Year ended
12/31/03              27,628                    32,441


Year ended
12/31/04              32,418                    38,946



Return:                Value Line Index          Matthew 25 Fund

76
Days
12/31/1995              2.87%                     3.20%

Annual
Return
12/31/1996             19.78%                    18.68%

Annual
Return
12/31/1997             28.45%                    39.65%

Annual
Return
12/31/1998              5.82%                    25.93%

Annual
Return
12/31/1999             10.56%                     1.08%

Annual
Return
12/31/2000              9.65%                     3.62%

Annual
Return
12/31/2001             10.88%                    10.69%

Annual
Return
12/31/2002            (17.11)%                   (1.67)%

Annual
Return
12/31/2003             48.05%                     32.12%


Annual
Return
12/31/2004             17.34%                     20.05%


Compounded
Average
Annual                 13.61%                     15.89%




MATTHEW 25 FUND, INC.
TOP TEN HOLDINGS & ASSET ALLOCATION
DECEMBER 31, 2004



Top Ten Holdings
(% of Net Assets)

Polaris Industries, Inc.                21.44%
Federal Agricultural Mortgage Corp.	15.07%
MBIA, Inc.                              11.93%
Black & Decker, Inc.                     5.86%
Advanta Corporation, Class A             5.37%
El Paso Corporation                      5.11%
Boykin Lodging                           5.06%
First Data Corp.                         4.94%
Berkshire Hathaway, Class A              4.78%
AC Moore, Inc.                           4.31%
                                        ------
                                        83.87%


Asset Allocation
(% of Net Assets)


Miscellaneous Transportation Equipment          21.44%
Federal & Federally Sponsored Credit Agencies	15.07%
Surety Insurance                                11.93%
Metalworking Machinery & Equipment               5.86%
Personal Credit Institution                      5.37%
Gas Production & Distribution                    5.11%
Real Estate Investment Trust                     5.06%
Finance Services                                 4.94%
Fire, Marine & Casualty Insurance                4.78%
Electric Utility                                 4.39%
Miscellaneous Shopping Goods Stores              4.31%
Water Transportation                             3.66%
Savings Institution                              3.38%
Short-Term Investment (Money Market Fund)        1.78%
Security Brokers, Dealers & Flotation            1.70%
Drugs                                            1.24%
Retail Food Stores                               0.04%
Other Assets less Liabilities                   (0.06)%
                                               --------
                                               100.00%


MATTHEW 25 FUND, INC.
EXPENSE EXAMPLE
DECEMBER 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) direct costs, such as IRA fees and (2) indirect costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2004 to December 31, 2004.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. IRAs with less than $5,000 may be charged $14 annually for IRA Custodian Fees at the discretion of the Fund's Management or Directors. This $14 fee is not reflected in the table below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as IRA fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if IRA fees were included your costs would be higher.
                                                         Expenses Paid
                 Beginning       Ending                  During Period*
                 Account Value   Account Value           July 1, 2004 to
                 July 1, 2004    December 31, 2004       December 31, 2004
                 -------------   ------------------      ------------------
Actual           $1,000.00       $1,181.30               $6.53
Hypothetical
  (5% return before expenses)
                 $1,000.00       $1,019.15               $6.04

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2004


                              Number of Shares  Historical Cost     Value
COMMON STOCKS  --  93.89%

DRUGS  --  1.24%
  Pfizer, Inc.                42,500            $  1,094,409       $   1,142,825

FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCY  --  15.07%
  Federal Agricultural
  Mortgage Corp.              595,000             14,729,194          13,863,500

FINANCE SERVICES  --  4.94%
  First Data Corp.            106,750              3,873,989           4,541,145

FIRE, MARINE & CASUALTY INSURANCE  --  4.78%
  Berkshire Hathaway,
  Class A *                        50              3,234,977           4,395,000

GAS PRODUCTION & DISTRIBUTION  --  5.11%
  El Paso Corporation         452,500              3,249,045           4,706,000

METALWORKING MACHINERY & EQUIPMENT  --  5.86%
  Black & Decker, Inc.         61,000              2,421,589           5,388,130

MISC. SHOPPING GOODS STORE  --  4.31%
  AC Moore, Inc.*             137,500              2,593,634           3,961,375

MISC. TRANSPORTATION EQUIPMENT  --  21.44%
  Polaris Industries, Inc.    290,000              6,855,905          19,725,800

PERSONAL CREDIT INSTITUTION  --  5.37%
  Advanta Corporation,
  Class A                     218,300              2,089,929           4,937,946

REAL ESTATE INVESTMENT TRUST  --  5.06%
  Boykin Lodging *            508,300              4,352,294           4,656,028




The accompanying notes are an integral part of these financial statements.






MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
DECEMBER 31, 2004


                                Number of Shares   Historical Cost       Value
RETAIL FOOD STORE  --  0.04%
  Krispy Kreme Doughnuts *      3,000              $   39,971         $   37,800

SAVINGS INSTITUTION  --  3.38%
  Willow Grove Bancorp, Inc.  164,405                 714,242          3,110,543

SECURITY BROKERS, DEALERS & FLOTATION  --  1.70%
  Ameritrade Clearing, Inc.*  110,000               1,336,333          1,564,200

SURETY INSURANCE  --  11.93%
  MBIA, Inc.                  173,500               7,898,944         10,979,080

WATER TRANSPORTATION  --  3.66%
  Alexander & Baldwin          79,467               1,831,951          3,370,990
                                                   ----------         ----------

TOTAL COMMON STOCKS                                56,316,406         86,380,362

PREFERRED STOCKS  --  4.39%
ELECTRIC UTILITIES  --  4.39%
  Pacific G&E Corp.
  6% Preferred                112,800               2,051,048          2,859,480
  Pacific G&E Corp.
  4.8% Preferred               54,300                 538,407          1,186,455

                                                    ---------         ----------
TOTAL PREFERRED STOCKS                              2,589,455          4,045,935

SHORT-TERM INVESTMENTS  --  1.78%
  Dreyfus Treasury Prime
  Fund Class B              1,640,083               1,640,083          1,640,083
                                                    ---------          ---------


TOTAL INVESTMENTS  --  100.06%                  $  60,545,944         92,066,380
 Other Assets Less Liabilities  -- (0.06)%         ==========           (55,201)
NET ASSETS  100.00%                                                 ------------
                                                                    $ 92,011,179
                                                                    ============


*Non-income producing security during the year.



The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



ASSETS
 Investments in securities at value (cost $60,545,944)	$	92,066,380
 Cash                                                              342,715
 Receivables:
   Fund shares sold                                                110,040
   Dividends                                                        61,875
   Interest                                                          1,600
                                                                ----------
       TOTAL ASSETS                                             92,582,610
                                                                ----------

LIABILITIES
Payable for securities purchased                                   516,425
Payable for dividends                                               48,988
Accrued expenses                                                     5,959
Payable for shares redeemed                                             59
                                                                ----------
       TOTAL LIABILITIES                                           571,431
                                                                ----------

NET ASSETS: (Equivalent to $17.22 per share based on          $ 92,011,179
5,342,791 shares of capital stock outstanding 100,000,000     ============
shares authorized, $0.01 par value)


COMPOSITION OF NET ASSETS

 Shares of common stock                                      $     53,428
 Additional paid-in capital                                    60,437,315
 Net unrealized appreciation of investments                    31,520,436
                                                               ----------
NET ASSETS                                                   $ 92,011,179




The accompanying notes are an integral part of these financial statements.



MATTHEW  25  FUND, INC.
STATEMENT   OF   OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
 Dividends                                        $        1,519,807
 Interest                                                      5,577
                                                           ---------
         TOTAL INVESTMENT INCOME                           1,525,384



EXPENSES:
 Investment advisory fee (Note 2)                            693,753
 Registration and compliance                                  20,523
 Office expense                                               18,672
 Directors' fees and expenses                                 15,764
 Insurance                                                    12,724
 Custodian fees                                               12,599
 Postage and printing                                         12,235
 Audit                                                        12,013
 Software                                                      7,610
 Shareholder reporting                                         7,122
 Bank fees                                                     4,774
 State and local taxes                                         4,200
 Telephone                                                     4,158
 IRA expense                                                   3,643
                                                            --------
          TOTAL EXPENSES                                     829,790
                                                            --------
          NET INVESTMENT INCOME                              695,594

                                                            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 6)
  Net realized gain on investments                         1,635,057
  Net change in unrealized appreciation of investments    11,705,936
  Net realized and unrealized gain on investments         13,340,993
                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 14,036,587
                                                        ============



The accompanying notes are an integral part of these financial statements.


MATTHEW 25 FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                  2004                 2003
                                              ------------        -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net Investment income (loss)                $     695,594        $     (2,552)
 Net realized gain on investments                1,635,057           2,696,755
 Net change in unrealized appreciation
    on investments                              11,705,936          11,271,079


NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:                     14,036,587           13,965,282


DISTRIBUTIONS TO SHAREHOLDERS                  (2,330,651)          (2,695,051)

RETURN OF CAPITAL DISTRIBUTION                      -                  (45,052)

CAPITAL SHARE TRANSACTIONS (Note 5)            20,303,769            6,877,527
                                               -----------          ----------

TOTAL INCREASE                                 32,009,705           18,102,706

NET ASSETS, BEGINNING OF YEAR                  60,001,474           41,898,768
                                               -----------          ----------

NET ASSETS, END OF YEAR                     $  92,011,179        $  60,001,474
                                            ==============       =============





The accompanying notes are an integral part of these financial statements.




MATTHEW 25 FUND, INC.
FINANCIAL HIGHLIGHTS AND RELATED RATIOS / SUPPLEMENTAL DATA
For a Share Outstanding Throughout the Year:




                              12/31/04  12/31/03  12/31/02  12/31/01  12/31/00

Net asset value,
  Beginning of year.......... $14.72    $11.68    $11.97    $10.90    $10.55

Income from investment
  operations
  Net investment income
  (loss).....................   0.13      0.00      0.09      0.00     (0.01)

Net gains (loss) on
  investments both
  realized and unrealized.....  2.82      3.74     (0.29)     1.17      0.39

Total from investment
  operations..................  2.95      3.74     (0.20)     1.17      0.38
                               -----------------------------------------------
Less distributions............(0.45)     (0.69)    (0.09)    (0.10)    (0.03)
Return of capital
  distribution................ 0.00      (0.01)     0.00      0.00      0.00
  Total distributions........ (0.45)     (0.70)    (0.09)    (0.10)    (0.03)
                               -----------------------------------------------
Net asset value,
  End of year............... $17.22     $14.72    $11.68    $11.97    $10.90
                              ------------------------------------------------
Total return................  20.05%    32.12%     (1.67)%   10.69%     3.62%

Net assets, end of year
  (000's omitted)........... $92,011    $60,001   $41,899   $35,621   $27,050

Ratio of expenses, to average
  net assets................   1.19%     1.23%     1.24%     1.23%     1.22%

Ratio of net investment income, to
  average assets.............  1.00%    (0.01)%    0.85%     0.04%    (0.07)%

Portfolio turnover rate...... 12.46%    23.52%    38.68%    26.42%    30.80%



The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004


NOTE 1 - Summary of Significant Accounting Policies
Nature of Operations
Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in The United States of America.

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders
The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2004

NOTE 2 - Investment Advisory Agreement and Other Related Transactions
The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for 2004, as computed pursuant to the investment advisory agreement, totaled $693,753.

Mr. Mark Mulholland is the sole director and officer of The Advisor and is also the President of the Fund. In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc. During the year ended December 31, 2004, the Fund paid brokerage commissions of $153 to Boenning & Scattergood Inc. of which Mr. Mulholland received compensation totaling $0. Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

NOTE 3 - Investments
For the year ended December 31, 2004, purchases and sales of investment securities other than short-term investments aggregated $26,033,059 and $8,597,790 respectively. At December 31, 2004, the gross unrealized appreciation for all securities totaled $32,388,301 and the gross unrealized depreciation for all securities totaled $867,865 or a net unrealized appreciation of $31,520,436. The aggregate cost of securities for federal income tax purposes at December 31, 2004 was $60,545,944, including short-term investments.

NOTE 4 - Capital Share Transactions
As of December 31, 2004 there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $60,490,743. Transactions in capital stock were as follows for the years ended:

                     December 31, 2004                       December 31, 2003

                   Shares               Amount          Shares          Amount
Shares sold      1,489,112       $   23,399,607       756,747      $  9,676,482
Shares issued in
  reinvestment of
  dividends        131,915            2,276,856       186,948         2,740,103
Shares redeemed   (353,285)          (5,372,694)     (456,995)       (5,539,058)
                ----------------------------------------------------------------
Net Increase     1,267,742       $   20,303,769       486,700      $  6,877,527


NOTE 5 - Distributions to Shareholders
On December 28, 2004, a distribution of $0.13 per share aggregating $695,594 was paid to shareholders of record on this same date from net investment income.
On December 28, 2004, a distribution of $0.32 per share aggregating $1,635,057 was paid to shareholders of record on this same date from net long-term capital gains.


MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2004

NOTE 6 - Federal Income Taxes
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income          $          0
      Undistributed long-term capital gain   $          0
      Unrealized appreciation                $ 31,520,436

The tax character of distributions paid during the years ended December 31, 2004 and 2003 are as follows:

                                         2004                  2003
      Ordinary income                 $    695,594       $          0
      Long-term capital gain          $  1,635,057       $  2,695,051
      Return of capital distribution  $          0       $     45,052

Reclassification: In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of December 31, 2003, the Fund recorded permanent book/tax differences of $848 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.


NOTE 7 - Lease Commitments
The Fund leases office space under a lease that expires February of 2007. Rent expense was $11,571 for the year ended December 31, 2004. Minimum lease payments over the course of the term of the lease are as follows:

        2005    $  11,905
        2006    $  11,965
        2007    $   1,994



ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES
Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon request, by calling 1-888-M25-FUND.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




B O A R D    O F   D I R E C T O R S   I N F O R M A T I O N
Matthew 25 Fund
December 31, 2004

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the
Fund are set forth below. The Fund's SAI includes additional infromation about the Fund's Directors, and is available without charge, by calling 1-888-M25-FUND. Each director may be contacted by writing to the director
c/o Matthew 25 Fund, 607 West Avenue, Jenkintown, PA  19046

INDEPENDENT DIRECTORS


Name/Age
Position with Fund    Term of Office and    Principle Occupation   Other
                      Length of Time Served During Last Five Years Directorships
--------------------------------------------------------------------------------
Philip J. Cinelli,D.O.
Age 44                1 year with election
Director              held annually         Physician in            Not a
                                            Family Practice         director for
                                                                    any other
                      He has been a Director                        public
                      since 7/8/1996                                companies




Samuel B. Clement
Age 46
Director              1 year with election
                      held annually         Stockbroker with        Not a
                                            Securities of America   director for
                      He has been a Director                        any other
                      since 7/8/1996                                public
                                                                    companies


Linda Guendelsberger
Age 45
Director              1 year with election
Secretary of Fund     held annually         CPA and Partner with    Not a
                                            Fishbein & Co.          director for
                      She has been a Director                       any other
                      since 7/8/1996                                public
                                                                    companies


Scott Satell
Age 41
Director              1 year with election
                      held annually          Manufacturer's         Not a
                                             Representative         director for
                      He has been a Director with BPI Ltd.          any other
                      since 7/8/1996                                public
                                                                    companies

INTERESTED DIRECTORS

Steven D. Buck, Esq.
Age 44
Director              1 year with election
                      held annually           Attorney and          Not a
                                              Shareholder           director for
                      He has been a Director  with Stevens          any other
                      since 7/8/1996          & Lee                 public
                                                                    companies

Mark Mulholland
Age 45
Director              1 year with election
President of Fund     held annually           President of Matthew  Not a
                                              25 Fund               director for
                      He has been a Director                        any other
                      since 7/8/1996          President of Matthew  public
                                              25 Management Corp.   companies

                                              Stockbroker with
                                              Boenning & Scattergood


Mr. Buck and Mr. Mulholland are Directors of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940. Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation. Additionally, Mr. Buck's sister Lesley Buck, is the Operations Officer of Matthew 25 Management Corp.





Independent Auditor's Report

To the Shareholders and Board of Directors
Matthew 25 Fund, Inc.
Jenkintown, Pennsylvania


We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matthew 25 Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Abington, Pennsylvania                           /s/ Sanville & Company
February 8, 2005                                Certified Public Accountants






ITEM 2.  CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's entire Board of Directors acts as the audit committee. The Board of Directors has determined that the Registrant has at least two financial experts serving on its Board.

Mr. Mark Mulholland and Ms. Linda Guendelsberger are the Board's financial experts. Mr. Mulholland is an "interested" director, and Ms. Guendelsberger is an "independent" director.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                         12/31/2004       12/31/2003

Audit Fees             $ 12,013          $ 8,517
Audit-Related Fees     $      0          $     0
Tax Fees               $      0          $     0
All Other Fees         $      0          $     0


Each year, the registrant's Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant's Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

a) The registrant's president and chief financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics - filed with Form N-CSR on March 10, 2004 is hereby incorporated by reference.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Matthew 25 Fund

By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 3/10/05




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 3/10/05